Initial Public Offering - Additional Information (Details) - USD ($)			4 Months Ended
	May 21, 2026	Feb. 25, 2026	Jun. 30, 2026
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering			$ 75,000,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues	7,500,000	7,500,000
Shares issued, price per share	$ 10	$ 10
Proceeds from issuance initial public offering	$ 75,000,000